Commitments and Contingencies, detail (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2020	$ 26,336
2021	1,646
2022	616
2023	0
Total	28,598
Due To Shipyards Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2020	22,935
2021	0
2022	0
2023	0
Total	22,935
Due To Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2020	605
2021	0
2022	0
2023	0
Total	605
Other Commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2020	2,796
2021	1,646
2022	616
2023	0
Total	$ 5,058